property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
property, plant and equipment
Property, plant and equipment at beginning of period	$ 14,232
Depreciation	2,107	$ 1,929
Property, plant and equipment at end of period	15,014	14,232
Additions in respect of asset retirement obligations	157	153
Contractual commitments for the acquisition of property, plant and equipment	235	136
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	12,882
Property, plant and equipment at end of period	13,379	12,882
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	10,653
Property, plant and equipment at end of period	10,852	10,653
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	1,262
Property, plant and equipment at end of period	1,319	1,262
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	498
Property, plant and equipment at end of period	514	498
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	48
Property, plant and equipment at end of period	54	48
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	421
Property, plant and equipment at end of period	640	421
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	1,350
Property, plant and equipment at end of period	1,635	1,350
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	213
Property, plant and equipment at end of period	456	213
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	1,093
Property, plant and equipment at end of period	1,124	1,093
Impairment of assets	23	5
Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	44
Property, plant and equipment at end of period	55	44
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period	38,415	36,271
Additions	2,829	2,925
Additions arising from business acquisitions	118	165
Dispositions, retirements and other	(783)	(934)
Net foreign exchange differences	5	(12)
Property, plant and equipment at end of period	40,584	38,415
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	36,869	35,128
Additions	2,299	2,416
Additions arising from business acquisitions	38	142
Dispositions, retirements and other	(709)	(817)
Property, plant and equipment at end of period	38,497	36,869
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	31,713	29,855
Additions	998	1,073
Additions arising from business acquisitions	4	127
Dispositions, retirements and other	(497)	(644)
Assets under construction put into service	752	1,302
Net foreign exchange differences	2
Property, plant and equipment at end of period	32,972	31,713
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	3,314	3,273
Additions	43	42
Additions arising from business acquisitions	22	3
Dispositions, retirements and other	(70)	(125)
Assets under construction put into service	119	121
Property, plant and equipment at end of period	3,428	3,314
Cost/Gross amount | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	1,373	1,173
Additions	62	84
Additions arising from business acquisitions	12	12
Dispositions, retirements and other	(142)	(48)
Assets under construction put into service	100	152
Net foreign exchange differences	(2)
Property, plant and equipment at end of period	1,403	1,373
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	48	48
Additions	5
Assets under construction put into service	1
Property, plant and equipment at end of period	54	48
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	421	779
Additions	1,191	1,217
Assets under construction put into service	(972)	(1,575)
Property, plant and equipment at end of period	640	421
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	1,546	1,143
Additions	530	509
Additions arising from business acquisitions	80	23
Dispositions, retirements and other	(74)	(117)
Net foreign exchange differences	5	(12)
Property, plant and equipment at end of period	2,087	1,546
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	219	101
Additions	282	219
Dispositions, retirements and other	(2)	(101)
Property, plant and equipment at end of period	499	219
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	1,267	1,011
Additions	224	274
Additions arising from business acquisitions	74	12
Dispositions, retirements and other	(64)	(18)
Net foreign exchange differences	5	(12)
Property, plant and equipment at end of period	1,506	1,267
Cost/Gross amount | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	60	31
Additions	24	16
Additions arising from business acquisitions	6	11
Dispositions, retirements and other	(8)	2
Property, plant and equipment at end of period	82	60
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period	(24,183)	(23,139)
Depreciation	2,107	1,929
Dispositions, retirements and other	723	885
Net foreign exchange differences	3
Property, plant and equipment at end of period	(25,570)	(24,183)
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	(23,987)	(23,138)
Depreciation	1,832	1,728
Dispositions, retirements and other	701	879
Property, plant and equipment at end of period	(25,118)	(23,987)
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	(21,060)	(20,299)
Depreciation	1,547	1,473
Dispositions, retirements and other	489	712
Net foreign exchange differences	2
Property, plant and equipment at end of period	(22,120)	(21,060)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	(2,052)	(2,050)
Depreciation	127	120
Dispositions, retirements and other	70	118
Property, plant and equipment at end of period	(2,109)	(2,052)
Accumulated depreciation | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	(875)	(789)
Depreciation	158	135
Dispositions, retirements and other	142	49
Net foreign exchange differences	(2)
Property, plant and equipment at end of period	(889)	(875)
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	(196)	(1)
Depreciation	275	201
Dispositions, retirements and other	22	6
Net foreign exchange differences	3
Property, plant and equipment at end of period	(452)	(196)
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	(6)	(1)
Depreciation	37	13
Dispositions, retirements and other		8
Property, plant and equipment at end of period	(43)	(6)
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	(174)
Depreciation	221	177
Dispositions, retirements and other	16	3
Net foreign exchange differences	3
Property, plant and equipment at end of period	(382)	(174)
Accumulated depreciation | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	(16)
Depreciation	17	11
Dispositions, retirements and other	6	(5)
Property, plant and equipment at end of period	$ (27)	$ (16)